Cover Page Cover Page	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	LGI HOMES, INC.
Entity Central Index Key	0001580670
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on December 9, 2021 and dated as of December 7, 2021. As previously disclosed, Shailee Parikh was appointed on December 7, 2021 to the Board of Directors (the “Board”) of LGI Homes, Inc., effective December 31, 2021. On January 4, 2022, at the recommendation of the Nominating and Corporate Governance Committee of the Board, the Board appointed Ms. Parikh to serve on the Audit Committee of the Board.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36126
Entity Tax Identification Number	46-3088013
Entity Address, Address Line One	1450 Lake Robbins Drive,
Entity Address, Address Line Two	Suite 430,
Entity Address, City or Town	The Woodlands,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	362-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LGIH
Security Exchange Name	NASDAQ